INVESTMENT PROPERTIES - Components of investment properties (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income-producing properties
Investment Properties:
Investment properties	$ 9,297,137	$ 8,641,352	$ 8,486,105
Development properties
Investment Properties:
Investment properties	$ 100,149	$ 166,787	$ 353,466